ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2010	2011
Employee payroll and welfare payable	$12,186	$16,686
Other taxes payable (i)	2,699	2,344
Accrued reimbursable operating costs (ii)	1,262	3,185
Accrued rental	1,088	1,677
Accrued professional fee	1,111	1,760
Payable for purchase of property and equipment	2,029	2,680
Other payable	2,058	2,889
Accrued offering cost	1,661	151

Total	$24,094	$31,372

i:	Other taxes payable included payable of VAT, business tax, and withholding individual income tax.
ii:	Accrued reimbursable operating costs represent the outstanding amounts claimed by employees for business operations.